Schedule of Investments International Equity Portfolio^ (Unaudited)
September 30, 2022

Number of Shares		Value
Common Stocks 96.9%
Austria 1.3%
9,226	BAWAG Group AG	$396,610(a)
Belgium 0.7%
9,852	Azelis Group NV	219,152
Canada 3.2%
14,597	Cenovus Energy, Inc.	224,356
14,682	MEG Energy Corp.	164,320*(b)
18,655	Softchoice Corp.	277,526(b)
5,133	Toronto-Dominion Bank	314,813(b)
		981,015
China 0.5%
21,100	Shenzhou International Group Holdings Ltd.	162,925
Finland 1.4%
49,351	Nordea Bank Abp	422,357
France 8.9%
1,959	Air Liquide SA	223,912
19,947	Bureau Veritas SA	446,364
15,842	Exclusive Networks SA	253,073(b)
821	Kering SA	364,153
3,118	Pernod-Ricard SA	572,010
1,510	Teleperformance	383,063
9,843	TotalEnergies SE	461,780
		2,704,355
Germany 10.4%
2,435	adidas AG	279,931
4,053	Beiersdorf AG	398,257
7,334	Brenntag SE	443,355
2,824	Deutsche Boerse AG	462,929
6,749	HelloFresh SE	141,269*
14,839	QIAGEN NV	612,554*
615	SAP SE	50,120
6,761	SAP SE ADR	549,331
5,333	Stabilus SE	234,472
		3,172,218
Hong Kong 2.8%
49,400	AIA Group Ltd.	411,300
45,800	Techtronic Industries Co. Ltd.	437,029
		848,329
Ireland 3.8%
5,933	Bank of Ireland Group PLC	38,295
6,968	CRH PLC	223,510
5,046	Kerry Group PLC Class A	449,762
15,734	Smurfit Kappa Group PLC	449,980
		1,161,547
Number of Shares		Value
Italy 0.9%
31,876	Nexi SpA	$257,498*(a)(b)
Japan 12.9%
1,100	Disco Corp.	242,497
3,800	Fujitsu Ltd.	416,677
12,000	Koito Manufacturing Co. Ltd.	164,065
16,100	Olympus Corp.	309,727
11,200	Otsuka Corp.	349,299
28,600	SCSK Corp.	432,984
900	SMC Corp.	366,273
10,100	Sony Group Corp.	650,586
26,100	TechnoPro Holdings, Inc.	555,969
10,500	Terumo Corp.	295,157
500	Tokyo Electron Ltd.	123,197
		3,906,431
Netherlands 6.8%
647	ASML Holding NV	268,038
7,244	Heineken NV	632,626
2,912	Koninklijke DSM NV	331,358
15,449	Shell PLC	383,258
24,766	Universal Music Group NV	463,868(b)
		2,079,148
Singapore 1.8%
23,043	DBS Group Holdings Ltd.	533,062
Sweden 0.7%
3,111	Autoliv, Inc.	207,286
Switzerland 11.5%
6,913	Julius Baer Group Ltd.	301,677
469	Lonza Group AG	228,352
12,891	Novartis AG	982,770
3,412	Roche Holding AG	1,110,717
17,007	SIG Group AG	345,312
1,055	Sonova Holding AG	232,164
20,433	UBS Group AG	296,441
		3,497,433
United Kingdom 21.1%
5,124	AstraZeneca PLC	563,278
23,800	Bunzl PLC	727,160
23,780	Compass Group PLC	473,517
6,776	DCC PLC	351,895
11,538	Diageo PLC	485,675
15,132	Experian PLC	442,953
10,058	Fevertree Drinks PLC	93,080
809,158	Lloyds Banking Group PLC	365,729
7,923	London Stock Exchange Group PLC	669,088
140,497	Petershill Partners PLC	288,217(a)
35,503	Prudential PLC	347,490
27,873	RELX PLC	681,097
See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
United Kingdom – cont'd
13,230	Savills PLC	$ 116,134
31,073	Smith & Nephew PLC	358,669
227	St. James's Place PLC	2,585
15,406	Travis Perkins PLC	132,246
7,329	Unilever PLC	322,596
		6,421,409
United States 8.2%
2,479	Aon PLC Class A	664,050
2,623	Ferguson PLC	272,082
1,219	ICON PLC	224,028*
5,138	Nestle SA	555,712
10,793	Schlumberger NV	387,468
3,373	Schneider Electric SE	380,983
		2,484,323
Total Common Stocks (Cost $36,186,825)		29,455,098
Number of Shares		Value

Short-Term Investments 5.9%
Investment Companies 5.9%
196,940	State Street Institutional Treasury Money Market Fund Premier Class, 2.47%(c)	$ 196,940
1,593,018	State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)	1,593,018(d)
Total Short-Term Investments (Cost $1,789,958)		1,789,958
Total Investments 102.8% (Cost $37,976,783)		31,245,056
Liabilities Less Other Assets (2.8)%		(852,220)
Net Assets 100.0%		$30,392,836

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at September 30, 2022 amounted to $942,325, which represents 3.1% of net assets of the
Fund.

(b)
All or a portion of this security is on loan at September 30, 2022. Total value of all such securities at
September 30, 2022 amounted to $1,531,655 for the Fund collateralized by cash collateral of 1,593,018.

(c)	Represents 7-day effective yield as of September 30, 2022.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Pharmaceuticals	$2,656,765	8.7%
Professional Services	2,509,446	8.3%
Banks	2,070,866	6.8%
Capital Markets	2,020,937	6.6%
Trading Companies & Distributors	1,793,995	5.9%
Beverages	1,783,391	5.9%
IT Services	1,709,531	5.6%
Insurance	1,422,840	4.7%
Oil, Gas & Consumable Fuels	1,233,714	4.1%
Health Care Equipment & Supplies	1,195,717	3.9%
Life Sciences Tools & Services	1,064,934	3.5%
Machinery	1,037,774	3.4%
Food Products	1,005,474	3.3%
Textiles, Apparel & Luxury Goods	807,009	2.7%
Containers & Packaging	795,292	2.6%
Personal Products	720,853	2.4%
Household Durables	650,586	2.1%
Semiconductors & Semiconductor Equipment	633,732	2.1%
Software	599,451	2.0%
Chemicals	555,270	1.8%
Hotels, Restaurants & Leisure	473,517	1.6%
Entertainment	463,868	1.5%
Energy Equipment & Services	387,468	1.3%
Electrical Equipment	380,983	1.2%
Auto Components	371,351	1.2%
Industrial Conglomerates	351,895	1.2%
Electronic Equipment, Instruments & Components	277,526	0.9%
Construction Materials	223,510	0.7%
Food & Staples Retailing	141,269	0.5%
Real Estate Management & Development	116,134	0.4%
Short-Term Investments and Other Liabilities—Net	937,738	3.1%
	$30,392,836	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Austria	$—	$396,610	$—	$396,610
Belgium	—	219,152	—	219,152
China	—	162,925	—	162,925
Finland	—	422,357	—	422,357
France	253,073	2,451,282	—	2,704,355
Germany	1,161,885	2,010,333	—	3,172,218
Hong Kong	—	848,329	—	848,329
Ireland	38,295	1,123,252	—	1,161,547
Italy	—	257,498	—	257,498
Japan	—	3,906,431	—	3,906,431
Netherlands	—	2,079,148	—	2,079,148
Singapore	—	533,062	—	533,062
Switzerland	—	3,497,433	—	3,497,433
United Kingdom	—	6,421,409	—	6,421,409
United States	1,275,546	1,208,777	—	2,484,323
Other Common Stocks#	1,188,301	—	—	1,188,301
Total Common Stocks	3,917,100	25,537,998	—	29,455,098
Short-Term Investments	—	1,789,958	—	1,789,958
Total Investments	$3,917,100	$27,327,956	$—	$31,245,056

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)
September 30, 2022

Number of Shares		Value
Common Stocks 99.6%
Aerospace & Defense 2.8%
48,500	Axon Enterprise, Inc.	$ 5,613,875*
51,000	HEICO Corp.	7,342,980
		12,956,855
Auto Components 1.1%
64,300	Aptiv PLC	5,028,903*
Banks 4.8%
46,603	First Republic Bank/CA	6,084,022
75,000	Pinnacle Financial Partners, Inc.	6,082,500
25,000	Signature Bank	3,775,000
17,500	SVB Financial Group	5,876,150*
		21,817,672
Biotechnology 3.2%
7,500	Argenx SE ADR	2,647,875*
59,900	Fate Therapeutics, Inc.	1,342,359*
80,000	Horizon Therapeutics PLC	4,951,200*
42,500	Seagen, Inc.	5,815,275*
		14,756,709
Capital Markets 0.6%
100,000	Carlyle Group, Inc.	2,584,000
Commercial Services & Supplies 4.8%
29,900	Cintas Corp.	11,606,881
76,100	Waste Connections, Inc.	10,283,393
		21,890,274
Communications Equipment 2.7%
60,649	Arista Networks, Inc.	6,846,666*
214,018	Juniper Networks, Inc.	5,590,150
		12,436,816
Distributors 1.2%
112,300	LKQ Corp.	5,294,945
Electrical Equipment 2.9%
67,400	AMETEK, Inc.	7,643,834
30,400	Generac Holdings, Inc.	5,415,456*
		13,059,290
Electronic Equipment, Instruments & Components 1.6%
21,508	Teledyne Technologies, Inc.	7,258,305*
Equity Real Estate Investment Trusts 0.4%
41,100	Iron Mountain, Inc.	1,807,167
Food & Staples Retailing 2.6%
160,000	BJ's Wholesale Club Holdings, Inc.	11,649,600*
Health Care Equipment & Supplies 5.9%
115,000	Axonics, Inc.	8,100,600*
14,000	IDEXX Laboratories, Inc.	4,561,200*
Number of Shares		Value
Health Care Equipment & Supplies – cont'd
22,500	Insulet Corp.	$ 5,161,500*
47,666	Penumbra, Inc.	9,037,473*
		26,860,773
Health Care Providers & Services 0.6%
150,000	R1 RCM, Inc.	2,779,500*
Health Care Technology 1.8%
49,911	Veeva Systems, Inc. Class A	8,229,326*
Hotels, Restaurants & Leisure 4.4%
5,600	Chipotle Mexican Grill, Inc.	8,415,456*
51,000	Darden Restaurants, Inc.	6,442,320
40,800	Marriott Vacations Worldwide Corp.	4,971,888
		19,829,664
Household Products 1.1%
67,000	Church & Dwight Co., Inc.	4,786,480
Internet & Direct Marketing Retail 0.8%
35,100	Etsy, Inc.	3,514,563*
IT Services 4.0%
34,403	Globant SA	6,436,113*
35,307	MongoDB, Inc.	7,010,558*
26,870	Snowflake, Inc. Class A	4,566,825*
		18,013,496
Leisure Products 1.0%
45,900	Polaris, Inc.	4,390,335
Life Sciences Tools & Services 4.6%
39,436	Agilent Technologies, Inc.	4,793,446
325,000	Avantor, Inc.	6,370,000*
13,006	Bio-Rad Laboratories, Inc. Class A	5,425,323*
25,000	IQVIA Holdings, Inc.	4,528,500*
		21,117,269
Machinery 2.9%
16,968	Chart Industries, Inc.	3,128,051*
38,500	Fortive Corp.	2,244,550
39,900	IDEX Corp.	7,974,015
		13,346,616
Media 2.7%
204,128	Trade Desk, Inc. Class A	12,196,648*
Oil, Gas & Consumable Fuels 4.5%
206,900	Antero Resources Corp.	6,316,657*
155,200	Devon Energy Corp.	9,332,176
41,357	Diamondback Energy, Inc.	4,981,864
		20,630,697
Pharmaceuticals 1.6%
30,000	Catalent, Inc.	2,170,800*
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
Pharmaceuticals – cont'd
125,000	Royalty Pharma PLC Class A	$ 5,022,500
7,193,300
Professional Services 1.7%
111,600	CoStar Group, Inc.	7,772,940*
Road & Rail 1.2%
22,000	Old Dominion Freight Line, Inc.	5,472,940
Semiconductors & Semiconductor Equipment 7.7%
46,377	Enphase Energy, Inc.	12,868,226*
47,561	Entegris, Inc.	3,948,514
90,406	Lattice Semiconductor Corp.	4,448,879*
48,202	Marvell Technology, Inc.	2,068,348
18,601	Monolithic Power Systems, Inc.	6,759,603
79,314	ON Semiconductor Corp.	4,943,642*
35,037,212
Software 17.3%
23,838	Bill.com Holdings, Inc.	3,155,436*
72,286	Cadence Design Systems, Inc.	11,813,701*
52,749	Crowdstrike Holdings, Inc. Class A	8,693,563*
74,955	Datadog, Inc. Class A	6,654,505*
100,000	Descartes Systems Group, Inc.	6,353,000*
196,650	Fortinet, Inc.	9,661,414*
17,238	HubSpot, Inc.	4,656,329*
60,279	Manhattan Associates, Inc.	8,018,915*
37,122	Palo Alto Networks, Inc.	6,080,212*
Number of Shares		Value
Software – cont'd
26,650	Paylocity Holding Corp.	$ 6,438,107*
44,649	Zscaler, Inc.	7,338,956*
		78,864,138
Specialty Retail 5.6%
30,600	Five Below, Inc.	4,212,702*
17,800	Lithia Motors, Inc.	3,818,990
12,700	O'Reilly Automotive, Inc.	8,932,545*
32,600	Tractor Supply Co.	6,059,688
5,800	Ulta Beauty, Inc.	2,326,902*
		25,350,827
Trading Companies & Distributors 1.5%
25,900	United Rentals, Inc.	6,996,108*
Total Common Stocks (Cost $430,568,531)		452,923,368
Short-Term Investments 0.6%
Investment Companies 0.6%
2,667,160	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.94%(a) (Cost $2,667,160)	2,667,160
Total Investments 100.2% (Cost $433,235,691)		455,590,528
Liabilities Less Other Assets (0.2)%		(1,110,991)
Net Assets 100.0%		$454,479,537

*	Non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2022.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$452,923,368	$—	$—	$452,923,368
Short-Term Investments	—	2,667,160	—	2,667,160
Total Investments	$452,923,368	$2,667,160	$—	$455,590,528

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)
September 30, 2022

Number of Shares		Value
Common Stocks 99.8%
Aerospace & Defense 1.2%
6,688	General Dynamics Corp.	$1,418,993
Auto Components 1.7%
24,774	Aptiv PLC	1,937,575*
Banks 8.7%
62,462	BankUnited, Inc.	2,134,327
22,816	Comerica, Inc.	1,622,218
172,135	Huntington Bancshares, Inc.	2,268,739
13,567	M&T Bank Corp.	2,392,133
35,310	Truist Financial Corp.	1,537,397
		9,954,814
Beverages 1.9%
45,217	Molson Coors Brewing Co. Class B	2,169,964
Biotechnology 0.6%
31,700	Emergent BioSolutions, Inc.	665,383*
Building Products 5.4%
9,830	Carlisle Cos., Inc.	2,756,430
41,359	Fortune Brands Home & Security, Inc.	2,220,565
63,015	Resideo Technologies, Inc.	1,201,066*
		6,178,061
Chemicals 0.8%
9,600	Ashland, Inc.	911,712
Commercial Services & Supplies 1.8%
104,380	KAR Auction Services, Inc.	1,165,925*
20,421	Stericycle, Inc.	859,928*
		2,025,853
Communications Equipment 2.7%
38,247	Ciena Corp.	1,546,326*
7,112	Motorola Solutions, Inc.	1,592,875
		3,139,201
Construction & Engineering 1.3%
26,729	Arcosa, Inc.	1,528,364
Consumer Finance 0.4%
15,547	Bread Financial Holdings, Inc.	488,953
Containers & Packaging 1.7%
44,377	Sealed Air Corp.	1,975,220
Electric Utilities 3.9%
56,671	Evergy, Inc.	3,366,257
28,389	OGE Energy Corp.	1,035,063
		4,401,320
Number of Shares		Value
Electronic Equipment, Instruments & Components 3.1%
9,713	CDW Corp.	$ 1,516,005
13,534	Coherent Corp.	471,660*
36,662	Itron, Inc.	1,543,837*
		3,531,502
Energy Equipment & Services 1.4%
77,745	Baker Hughes Co.	1,629,535
Entertainment 1.7%
274,519	Lions Gate Entertainment Corp. Class B	1,907,907*
Equity Real Estate Investment Trusts 2.2%
46,223	Regency Centers Corp.	2,489,109
Food Products 3.4%
50,664	Hain Celestial Group, Inc.	855,208*
71,444	TreeHouse Foods, Inc.	3,030,655*
		3,885,863
Health Care Equipment & Supplies 5.3%
44,469	Avanos Medical, Inc.	968,535*
79,014	Cardiovascular Systems, Inc.	1,095,134*
22,732	Haemonetics Corp.	1,682,850*
21,443	Zimmer Biomet Holdings, Inc.	2,241,866
2,159	Zimvie, Inc.	21,309*
		6,009,694
Health Care Providers & Services 2.3%
6,746	McKesson Corp.	2,292,763
23,314	Pediatrix Medical Group, Inc.	384,914*
		2,677,677
Hotels, Restaurants & Leisure 4.1%
61,027	International Game Technology PLC	964,227
62,811	MGM Resorts International	1,866,743
55,095	Travel & Leisure Co.	1,879,841
		4,710,811
Independent Power and Renewable Electricity Producers 3.6%
107,512	AES Corp.	2,429,771
79,138	Vistra Corp.	1,661,898
		4,091,669
Insurance 3.6%
14,029	Allstate Corp.	1,747,031
23,308	Globe Life, Inc.	2,323,808
		4,070,839
IT Services 2.9%
339,871	Conduent, Inc.	1,135,169*
48,547	Kyndryl Holdings, Inc.	401,484*
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
IT Services – cont'd
21,976	Wix.com Ltd.	$ 1,719,182*
		3,255,835
Machinery 2.3%
40,741	Allison Transmission Holdings, Inc.	1,375,416
73,462	Enerpac Tool Group Corp.	1,309,828
		2,685,244
Metals & Mining 0.5%
38,985	Cleveland-Cliffs, Inc.	525,128*
Mortgage Real Estate Investment Trusts 2.0%
124,050	Starwood Property Trust, Inc.	2,260,191
Multiline Retail 2.4%
20,271	Dollar Tree, Inc.	2,758,883*
Multi-Utilities 2.9%
115,646	CenterPoint Energy, Inc.	3,258,904
Oil, Gas & Consumable Fuels 10.0%
51,446	Devon Energy Corp.	3,093,448
26,443	EOG Resources, Inc.	2,954,476
41,886	ONEOK, Inc.	2,146,239
17,512	Phillips 66	1,413,569
61,099	Williams Cos., Inc.	1,749,264
		11,356,996
Professional Services 3.8%
77,888	Dun & Bradstreet Holdings, Inc.	965,032
77,352	KBR, Inc.	3,343,154
		4,308,186
Real Estate Management & Development 0.4%
169,885	WeWork, Inc. Class A	450,195*
Number of Shares		Value
Semiconductors & Semiconductor Equipment 2.8%
9,644	NXP Semiconductors NV	$ 1,422,586
20,296	Skyworks Solutions, Inc.	1,730,640
		3,153,226
Software 1.3%
69,277	Dropbox, Inc. Class A	1,435,420*
Specialty Retail 2.6%
354,493	Chico's FAS, Inc.	1,715,746*
41,370	Children's Place, Inc.	1,277,919*
		2,993,665
Technology Hardware, Storage & Peripherals 0.7%
28,072	Pure Storage, Inc. Class A	768,331*
Trading Companies & Distributors 2.4%
64,510	AerCap Holdings NV	2,730,708*
Total Common Stocks (Cost $108,118,364)		113,740,931
Short-Term Investments 0.2%
Investment Companies 0.2%
251,206	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.94%(a) (Cost $251,206)	251,206
Total Investments 100.0% (Cost $108,369,570)		113,992,137
Liabilities Less Other Assets (0.0)%(b)		(39,047)
Net Assets 100.0%		$113,953,090

*	Non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2022.
(b)	Represents less than 0.05% of net assets of the Fund.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$113,740,931	$—	$—	$113,740,931
Short-Term Investments	—	251,206	—	251,206
Total Investments	$113,740,931	$251,206	$—	$113,992,137

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)
September 30, 2022

Principal Amount		Value
U.S. Treasury Obligations 0.1%
$184,445	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 2/15/2052 (Cost $118,872)	$116,570(a)

Mortgage-Backed Securities 28.5%
Adjustable Mixed Balance 0.1%
96,147	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1M USD LIBOR + 1.13%), 3.69%, due 6/19/2034	90,151(b)
Collateralized Mortgage Obligations 10.1%
144,676	Angel Oak Mortgage Trust, Ser. 2019-6, Class A1, 2.62%, due 11/25/2059	140,519(c)(d)
Connecticut Avenue Securities Trust
39,026	Ser. 2019-R02, Class 1M2, (1M USD LIBOR + 2.30%), 5.38%, due 8/25/2031	38,927(b)(c)
236,000	Ser. 2021-R01, Class 1M2, (SOFR30A + 1.55%), 3.83%, due 10/25/2041	224,175(b)(c)
395,000	Ser. 2022-R03, Class 1M2, (SOFR30A + 3.50%), 5.78%, due 3/25/2042	375,251(b)(c)
153,822	Ser. 2022-R07, Class 1M1, (SOFR30A + 2.95%), 5.25%, due 6/25/2042	153,833(b)(c)
43,000	Ser. 2022-R08, Class 1M2, (SOFR30A + 3.60%), 5.90%, due 7/25/2042	40,689(b)(c)
255,560	Ellington Financial Mortgage Trust, Ser. 2022-1, Class A1, 2.21%, due 1/25/2067	215,205(c)(d)
Fannie Mae Connecticut Avenue Securities
510,732	Ser. 2016-C02, Class 1M2, (1M USD LIBOR + 6.00%), 9.08%, due 9/25/2028	528,863(b)
194,968	Ser. 2016-C03, Class 1M2, (1M USD LIBOR + 5.30%), 8.38%, due 10/25/2028	200,395(b)
650,771	Ser. 2016-C04, Class 1M2, (1M USD LIBOR + 4.25%), 7.33%, due 1/25/2029	666,708(b)
735,158	Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 6.08%, due 10/25/2029	740,685(b)
651,599	Ser. 2017-C05, Class 1M2, (1M USD LIBOR + 2.20%), 5.28%, due 1/25/2030	645,742(b)
650,127	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 5.33%, due 7/25/2030	642,142(b)
Freddie Mac Structured Agency Credit Risk Debt Notes
747,565	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 6.33%, due 7/25/2029	753,816(b)
841,448	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 5.43%, due 4/25/2030	832,553(b)
125,299	Ser. 2019-CS03, Class M1, (1M USD LIBOR + 0.00%), 3.08%, due 10/25/2032	125,022(b)(c)
Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits
275,000	Ser. 2022-DNA2, Class M2, (SOFR30A + 3.75%), 6.03%, due 2/25/2042	251,282(b)(c)
320,000	Ser. 2022-HQA1, Class M2, (SOFR30A + 5.25%), 7.53%, due 3/25/2042	294,414(b)(c)
182,000	Ser. 2022-HQA3, Class M1B, (SOFR30A + 3.55%), 5.83%, due 8/25/2042	170,634(b)(c)
GCAT Trust
242,653	Ser. 2019-NQM3, Class A1, 2.69%, due 11/25/2059	226,645(c)(d)
500,351	Ser. 2021-NQM5, Class A1, 1.26%, due 7/25/2066	397,881(c)(d)
468,863	SG Residential Mortgage Trust, Ser. 2021-2, Class A1, 1.74%, due 12/25/2061	374,915(c)(d)
Verus Securitization Trust
507,235	Ser. 2021-3, Class A3, 1.44%, due 6/25/2066	410,964(c)(d)
439,331	Ser. 2021-6, Class A3, 1.89%, due 10/25/2066	356,840(c)(d)
8,808,100
Commercial Mortgage-Backed 17.0%
1,093,278	BANK, Ser. 2020-BN30, Class A1, 0.45%, due 12/15/2053	1,012,233
BBCMS Mortgage Trust
5,378,612	Ser. 2021-C11, Class XA, 1.50%, due 9/15/2054	423,089(d)(e)
1,025,000	Ser. 2022-C17, Class XA, 1.15%, due 9/15/2055	84,556(d)(e)
510,000	BB-UBS Trust, Ser. 2012-SHOW, Class A, 3.43%, due 11/5/2036	475,934(c)
Benchmark Mortgage Trust
227,000	Ser. 2021-B31, Class D, 2.25%, due 12/15/2054	131,941(c)
97,000	Ser. 2021-B31, Class E, 2.25%, due 12/15/2054	52,466(c)
157,000	BPR Trust, Ser. 2022-OANA, Class D, (1M CME Term SOFR + 3.70%), 6.54%, due 4/15/2037	150,582(b)(c)
1,150,000	BX Commercial Mortgage Trust, Ser. 2021-VOLT, Class D, (1M USD LIBOR + 1.65%), 4.47%, due 9/15/2036	1,067,557(b)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
BX Trust
$440,000	Ser. 2021-SDMF, Class E, (1M USD LIBOR + 1.59%), 4.41%, due 9/15/2034	$ 397,988(b)(c)
269,000	Ser. 2019-OC11, Class A, 3.20%, due 12/9/2041	224,073(c)
256,000	Ser. 2019-OC11, Class D, 4.08%, due 12/9/2041	208,940(c)(d)
320,000	BXMT Ltd., Ser. 2020-FL2, Class A, (1M CME Term SOFR + 1.01%), 3.94%, due 2/15/2038	315,198(b)(c)
CAMB Commercial Mortgage Trust
1,006,000	Ser. 2019-LIFE, Class D, (1M USD LIBOR + 1.75%), 4.57%, due 12/15/2037	968,184(b)(c)
130,000	Ser. 2019-LIFE, Class F, (1M USD LIBOR + 2.55%), 5.37%, due 12/15/2037	121,127(b)(c)
Citigroup Commercial Mortgage Trust
830,000	Ser. 2015-P1, Class A5, 3.72%, due 9/15/2048	793,172
99,427	Ser. 2016-P3, Class A2, 2.74%, due 4/15/2049	99,251
Commercial Mortgage Trust
1,111,000	Ser. 2012-CR4, Class AM, 3.25%, due 10/15/2045	1,080,634
11,801,312	Ser. 2014-CR18, Class XA, 1.15%, due 7/15/2047	149,534(d)(e)
15,435,418	CSAIL Commercial Mortgage Trust, Ser. 2016-C5, Class XA, 1.07%, due 11/15/2048	332,837(d)(e)
800,000	Eleven Madison Mortgage Trust, Ser. 2015-11MD, Class A, 3.67%, due 9/10/2035	741,797(c)(d)
Freddie Mac Multiclass Certificates
2,420,000	Ser. 2020-RR03, Class X1, 1.71%, due 7/27/2028	194,239(e)
1,500,000	Ser. 2020-RR02, Class DX, 1.82%, due 9/27/2028	130,955(d)(e)
1,535,000	Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	101,025(d)(e)
26,544,803	Freddie Mac Multifamily Structured Pass Through Certificates, Ser. K737, Class X1, 0.75%, due 10/25/2026	529,508(d)(e)
100,000	GS Mortgage Securities Corp. Trust, Ser. 2022-ECI, Class A, (1M CME Term SOFR + 2.19%), 5.04%, due 8/15/2039	99,124(b)(c)
GS Mortgage Securities Trust
143,472	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	141,384(c)
171,559,805	Ser. 2013-GC13, Class XA, 0.09%, due 7/10/2046	39,304(d)(e)
1,000,000	Ser. 2014-GC22, Class A4, 3.59%, due 6/10/2047	979,747
17,725,008	Ser. 2015-GC30, Class XA, 0.86%, due 5/10/2050	273,867(d)(e)
136,000	ILPT Commercial Mortgage Trust, Ser. 2022-LPF2, Class A, (1M CME Term SOFR + 2.25%), 4.50%, due 10/15/2039	135,578(b)(c)
217,000	INTOWN STAY Mortgage Trust, Ser. 2022-STAY, Class A, (1M CME Term SOFR + 2.49%), 5.33%, due 8/15/2037	214,554(b)(c)
235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2022-OPO, Class D, 3.56%, due 1/5/2039	184,384(c)(d)
243,762	JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C29, Class ASB, 3.30%, due 5/15/2048	237,534
214,000	Manhattan West Mortgage Trust, Ser. 2020-1MW, Class D, 2.41%, due 9/10/2039	168,713(c)(d)
166,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C9, Class B, 3.71%, due 5/15/2046	161,519(d)
693,000	NYO Commercial Mortgage Trust, Ser. 2021-1290, Class D, (1M USD LIBOR + 2.55%), 5.36%, due 11/15/2038	625,907(b)(c)
165,000	ONE Park Mortgage Trust, Ser. 2021-PARK, Class E, (1M USD LIBOR + 1.75%), 4.57%, due 3/15/2036	151,887(b)(c)
Taubman Centers Commercial Mortgage Trust
100,000	Ser. 2022-DPM, Class A, (1M CME Term SOFR + 2.19%), 5.03%, due 5/15/2037	97,648(b)(c)
146,000	Ser. 2022-DPM, Class B, (1M CME Term SOFR + 2.93%), 5.78%, due 5/15/2037	140,243(b)(c)
123,000	Ser. 2022-DPM, Class C, (1M CME Term SOFR + 3.78%), 6.62%, due 5/15/2037	117,093(b)(c)
WF-RBS Commercial Mortgage Trust
14,882,124	Ser. 2014-LC14, Class XA, 1.42%, due 3/15/2047	170,680(d)(e)
1,130,000	Ser. 2014-C25, Class A5, 3.63%, due 11/15/2047	1,087,291
14,813,277
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Fannie Mae 0.7%
$587,269	Pass-Through Certificates, 4.50%, due 5/1/2041 - 5/1/2044	$574,464
Freddie Mac 0.6%
Pass-Through Certificates
183,864	3.50%, due 5/1/2026	174,950
312,953	4.50%, due 11/1/2039	306,942
481,892
Total Mortgage-Backed Securities (Cost $28,831,563)		24,767,884
Asset-Backed Securities 18.3%
1,125,000	37 Capital CLO I Ltd., Ser. 2021-1A, Class A, (3M USD LIBOR + 1.20%), 3.71%, due 10/15/2034	1,077,004(b)(c)
1,000,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	989,768(c)
303,797	Aqua Finance Trust, Ser. 2021-A, Class A, 1.54%, due 7/17/2046	275,074(c)
258,000	Avis Budget Rental Car Funding AESOP LLC, Ser. 2021-2A, Class B, 1.90%, due 2/20/2028	216,842(c)
500,000	Benefit Street Partners CLO XIX Ltd., Ser. 2019-19A, Class D, (3M USD LIBOR + 3.80%), 6.31%, due 1/15/2033	448,328(b)(c)
1,400,000	Crown Castle Towers LLC, 3.66%, due 5/15/2025	1,355,588(c)
565,000	Fort Washington CLO Ltd., Ser. 2021-2A, Class A, (3M USD LIBOR + 1.22%), 3.93%, due 10/20/2034	539,586(b)(c)
1,900,000	Gulf Stream Meridian 3 Ltd., Ser. 2021-IIIA, Class A1, (3M USD LIBOR + 1.32%), 3.83%, due 4/15/2034	1,835,524(b)(c)
96,671	Hilton Grand Vacations Trust, Ser. 2022-2A, Class A, 4.30%, due 1/25/2037	92,603(c)
638,458	JPMorgan Chase Bank NA, Ser. 2021-3, Class B, 0.76%, due 2/26/2029	610,869(c)
500,000	Milos CLO Ltd., Ser. 2017-1A, Class DR, (3M USD LIBOR + 2.75%), 5.46%, due 10/20/2030	444,946(b)(c)
MVW LLC
448,752	Ser. 2021-2A, Class A, 1.43%, due 5/20/2039	393,959(c)
311,040	Ser. 2021-2A, Class B, 1.83%, due 5/20/2039	277,328(c)
100,028	Ser. 2021-1WA, Class B, 1.44%, due 1/22/2041	91,059(c)
Navient Private Ed. Refi Loan Trust
432,541	Ser. 2021-EA, Class A, 0.97%, due 12/16/2069	362,513(c)
254,767	Ser. 2021-FA, Class A, 1.11%, due 2/18/2070	215,231(c)
500,000	OHA Loan Funding Ltd., Ser. 2016-1A, Class DR, (3M USD LIBOR + 3.00%), 5.71%, due 1/20/2033	451,349(b)(c)
500,000	Palmer Square CLO Ltd., Ser. 2015-2A, Class CR2, (3M USD LIBOR + 2.75%), 5.46%, due 7/20/2030	449,150(b)(c)
1,195,000	PFS Financing Corp., Ser. 2021-A, Class A, 0.71%, due 4/15/2026	1,114,907(c)
565,000	Prestige Auto Receivables Trust, Ser. 2021-1A, Class D, 2.08%, due 2/15/2028	501,134(c)
Sierra Timeshare Receivables Funding LLC
100,513	Ser. 2019-2A, Class A, 2.59%, due 5/20/2036	97,097(c)
117,555	Ser. 2020-2A, Class C, 3.51%, due 7/20/2037	110,101(c)
500,000	Signal Peak CLO 2 LLC, Ser. 2015-1A, Class DR2, (3M USD LIBOR + 2.85%), 5.56%, due 4/20/2029	445,837(b)(c)
394,916	SoFi Professional Loan Program Trust, Ser. 2021-A, Class AFX, 1.03%, due 8/17/2043	335,602(c)
500,000	Symphony CLO XXII Ltd., Ser. 2020-22A, Class D, (3M USD LIBOR + 3.15%), 5.89%, due 4/18/2033	446,064(b)(c)
105,205	Taco Bell Funding LLC, Ser. 2021-1A, Class A2I, 1.95%, due 8/25/2051	87,882(c)
252,010	TAL Advantage VII LLC, Ser. 2020-1A, Class A, 2.05%, due 9/20/2045	220,701(c)
500,000	TICP CLO VII Ltd., Ser. 2017-7A, Class DR, (3M USD LIBOR + 3.20%), 5.71%, due 4/15/2033	451,956(b)(c)
500,000	TICP CLO XV Ltd., Ser. 2020-15A, Class D, (3M USD LIBOR + 3.15%), 5.86%, due 4/20/2033	457,412(b)(c)
500,000	TRESTLES CLO III Ltd., Ser. 2020-3A, Class D, (3M USD LIBOR + 3.25%), 5.96%, due 1/20/2033	455,468(b)(c)
1,125,000	Whitebox CLO III Ltd., Ser. 2021-3A, Class A1, (3M USD LIBOR + 1.22%), 3.73%, due 10/15/2034	1,079,048(b)(c)
Total Asset-Backed Securities (Cost $17,237,095)		15,929,930
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Corporate Bonds 49.5%
Aerospace & Defense 1.4%
$1,400,000	Boeing Co., 2.20%, due 2/4/2026	$1,242,413
Agriculture 0.5%
535,000	BAT Capital Corp., 2.26%, due 3/25/2028	425,538
Airlines 2.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
1,010,000	5.50%, due 4/20/2026	948,562(c)
185,000	5.75%, due 4/20/2029	161,413(c)
140,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	140,903(c)
535,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	519,301(c)
345,000	United Airlines, Inc., 4.38%, due 4/15/2026	307,912(c)
2,078,091
Auto Manufacturers 1.7%
General Motors Financial Co., Inc.
340,000	3.80%, due 4/7/2025	323,855
530,000	2.75%, due 6/20/2025	488,205
400,000	2.70%, due 8/20/2027	338,688
370,000	Volkswagen Group of America Finance LLC, 3.35%, due 5/13/2025	350,953(c)
1,501,701
Auto Parts & Equipment 0.5%
225,000	Dana Financing Luxembourg S.a.r.l., 5.75%, due 4/15/2025	214,140(c)
230,000	Goodyear Tire & Rubber Co., 5.00%, due 5/31/2026	213,196
427,336
Banks 12.1%
Banco Santander SA
550,000	2.75%, due 5/28/2025	502,893
1,220,000	5.15%, due 8/18/2025	1,183,748
Bank of America Corp.
650,000	Ser. L, 3.95%, due 4/21/2025	626,712
1,085,000	3.38%, due 4/2/2026	1,024,909(f)
1,070,000	Citigroup, Inc., 3.35%, due 4/24/2025	1,031,871(f)
1,920,000	Goldman Sachs Group, Inc., 1.95%, due 10/21/2027	1,641,913(f)
JPMorgan Chase & Co.
700,000	2.30%, due 10/15/2025	656,441(f)
505,000	4.08%, due 4/26/2026	486,220(f)
Morgan Stanley
500,000	3.62%, due 4/17/2025	485,582(f)
1,200,000	0.79%, due 5/30/2025	1,104,482(f)
855,000	1.59%, due 5/4/2027	738,793(f)
1,100,000	Wells Fargo & Co., 3.91%, due 4/25/2026	1,051,565(f)
10,535,129
Building Materials 0.4%
420,000	Jeld-Wen, Inc., 4.63%, due 12/15/2025	340,200(c)
Cosmetics - Personal Care 0.3%
270,000	GSK Consumer Healthcare Capital U.S. LLC, 3.02%, due 3/24/2024	261,192(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services 2.9%
	AerCap Ireland Capital Designated Activity Co./AerCap Global Aviation Trust
$800,000	4.50%, due 9/15/2023	$ 788,480
540,000	6.50%, due 7/15/2025	539,025
670,000	American Express Co., 3.95%, due 8/1/2025	648,934
362,687	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	272,922(c)(g)
320,000	OneMain Finance Corp., 3.50%, due 1/15/2027	249,271
		2,498,632
Electric 0.9%
840,000	DTE Energy Co., 4.22%, due 11/1/2024	823,561
Energy - Alternate Sources 0.3%
320,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	285,934(c)
Entertainment 1.2%
1,160,000	Warnermedia Holdings, Inc., 3.76%, due 3/15/2027	1,037,857(c)
Food 1.0%
970,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 2.50%, due 1/15/2027	828,739(c)
Gas 0.3%
251,000	CenterPoint Energy Resources Corp., (3M USD LIBOR + 0.50%), 3.60%, due 3/2/2023	250,416(b)
Healthcare - Products 0.5%
445,000	Baxter Int'l, Inc., 1.32%, due 11/29/2024	410,809
Healthcare - Services 0.6%
545,000	Select Medical Corp., 6.25%, due 8/15/2026	512,801(c)
Home Builders 0.1%
81,000	Tri Pointe Homes, Inc., 5.25%, due 6/1/2027	70,041
Internet 1.1%
915,000	Meta Platforms, Inc., 3.50%, due 8/15/2027	855,628(c)
120,000	NortonLifeLock, Inc., 6.75%, due 9/30/2027	115,144(c)
		970,772
Leisure Time 1.2%
	Carnival Corp.
125,000	10.50%, due 2/1/2026	123,676(c)
280,000	5.75%, due 3/1/2027	196,154(c)
270,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	237,600(c)
295,000	NCL Corp. Ltd., 3.63%, due 12/15/2024	248,082(c)
320,000	Royal Caribbean Cruises Ltd., 4.25%, due 7/1/2026	235,227(c)
		1,040,739
Lodging 0.1%
110,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	102,988(c)
Media 1.2%
525,000	Comcast Corp., 4.15%, due 10/15/2028	495,843
550,000	Fox Corp., 3.05%, due 4/7/2025	523,863
		1,019,706
Oil & Gas 0.8%
265,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, due 11/1/2026	255,496(c)
330,000	Callon Petroleum Co., 6.38%, due 7/1/2026	297,360
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas – cont'd
$90,000	CrownRock L.P./CrownRock Finance, Inc., 5.63%, due 10/15/2025	$ 86,163(c)
90,000	PDC Energy, Inc., 5.75%, due 5/15/2026	83,262
		722,281
Packaging & Containers 1.1%
1,015,000	Sonoco Products Co., 1.80%, due 2/1/2025	940,335
Pharmaceuticals 1.2%
1,135,000	Viatris, Inc., 1.65%, due 6/22/2025	1,009,003
Pipelines 3.2%
125,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	120,000(c)
35,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, due 4/1/2025	33,212
243,000	EQM Midstream Partners L.P., 6.00%, due 7/1/2025	224,685(c)
380,000	Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, due 10/1/2025	343,558
660,000	MPLX L.P., 4.88%, due 6/1/2025	646,767
	New Fortress Energy, Inc.
470,000	6.75%, due 9/15/2025	445,184(c)
255,000	6.50%, due 9/30/2026	235,595(c)
160,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, due 10/15/2026	150,200(c)
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
140,000	7.50%, due 10/1/2025	137,550(c)
540,000	6.00%, due 3/1/2027	489,920(c)
		2,826,671
Real Estate Investment Trusts 2.1%
	American Tower Corp.
645,000	1.60%, due 4/15/2026	562,214
805,000	1.45%, due 9/15/2026	686,254
355,000	Hospitality Properties Trust, 4.35%, due 10/1/2024	314,268
140,000	Starwood Property Trust, Inc., 4.75%, due 3/15/2025	127,239
115,000	VICI Properties L.P./VICI Note Co., Inc., 4.63%, due 6/15/2025	108,218(c)
		1,798,193
Retail 1.0%
1,100,000	Lowe's Cos., Inc., 1.70%, due 9/15/2028	898,086
Semiconductors 2.2%
750,000	Broadcom, Inc., 3.15%, due 11/15/2025	703,982
1,400,000	Marvell Technology, Inc., 1.65%, due 4/15/2026	1,222,893
		1,926,875
Software 2.3%
540,000	Infor, Inc., 1.45%, due 7/15/2023	521,014(c)
1,700,000	Oracle Corp., 1.65%, due 3/25/2026	1,489,543
		2,010,557
Telecommunications 4.9%
	AT&T, Inc.
1,370,000	1.70%, due 3/25/2026	1,218,326
955,000	1.65%, due 2/1/2028	784,822
270,000	Level 3 Financing, Inc., 3.63%, due 1/15/2029	199,905(c)
	T-Mobile USA, Inc.
550,000	2.25%, due 2/15/2026	492,129
690,000	3.75%, due 4/15/2027	636,760
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
$1,025,000	Verizon Communications, Inc., 1.45%, due 3/20/2026	$ 905,024
		4,236,966
Total Corporate Bonds (Cost $47,354,449)		43,033,562

Convertible Bonds 0.3%
Media 0.3%
100,000	DISH Network Corp., 2.38%, due 3/15/2024	89,200
300,000	DISH Network Corp., 3.38%, due 8/15/2026	206,400
Total Convertible Bonds (Cost $364,210)		295,600
Number of Shares

Short-Term Investments 1.9%
Investment Companies 1.9%
1,641,924	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.94%(h) (Cost $1,641,924)	1,641,924
Total Investments 98.6% (Cost $95,548,113)		85,785,470
Other Assets Less Liabilities 1.4%		1,254,645(i)
Net Assets 100.0%		$87,040,115

(a)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(b)	Variable or floating rate security. The interest rate shown was the current rate as of September 30, 2022 and changes periodically.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At September 30, 2022, these securities amounted to $37,930,686, which represents 43.6% of net assets of the Fund.

(d)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
September 30, 2022.

(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only”
holding.

(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Payment-in-kind (PIK) security.
(h)	Represents 7-day effective yield as of September 30, 2022.
(i)	Includes the impact of the Fund’s open positions in derivatives at September 30, 2022.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$71,628,954	82.3%
Cayman Islands	8,723,955	10.0%
Spain	1,686,641	2.0%
Ireland	1,327,505	1.5%
United Kingdom	425,538	0.5%
Germany	350,953	0.4%
Short-Term Investments and Other Assets—Net	2,896,569	3.3%
	$87,040,115	100.0%
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts (“futures”)
At September 30, 2022, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2022	209	U.S. Treasury Note, 2 Year	$42,926,641	$(491,826)
Total Long Positions			$42,926,641	$(491,826)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2022	23	U.S. Treasury Note, 10 Year	$(2,577,438)	$124,595
12/2022	159	U.S. Treasury Note, 5 Year	(17,093,742)	490,831
12/2022	14	U.S. Treasury Note, Ultra 10 Year	(1,658,781)	4,906
12/2022	4	U.S. Treasury Ultra Bond	(548,000)	20,719
Total Short Positions			$(21,877,961)	$641,051
Total Futures				$149,225
At September 30, 2022, the Fund had $353,531 deposited in a segregated account to cover margin requirements on open futures.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$116,570	$—	$116,570
Mortgage-Backed Securities#	—	24,767,884	—	24,767,884
Asset-Backed Securities	—	15,929,930	—	15,929,930
Corporate Bonds#	—	43,033,562	—	43,033,562
Convertible Bonds#	—	295,600	—	295,600
Short-Term Investments	—	1,641,924	—	1,641,924
Total Investments	$—	$85,785,470	$—	$85,785,470

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of September 30, 2022:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$641,051	$—	$—	$641,051
Liabilities	(491,826)	—	—	(491,826)
Total	$149,225	$—	$—	$149,225

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)
September 30, 2022

Number of Shares		Value
Common Stocks 98.0%
Banks 4.6%
395,035	Bank of America Corp.	$ 11,930,057
144,703	JPMorgan Chase & Co.	15,121,464
		27,051,521
Capital Markets 2.5%
161,425	Intercontinental Exchange, Inc.	14,584,749
Communications Equipment 2.6%
135,814	Arista Networks, Inc.	15,332,043*
Diversified Financial Services 5.2%
15	Berkshire Hathaway, Inc. Class A	6,097,050*
90,612	Berkshire Hathaway, Inc. Class B	24,195,216*
		30,292,266
Electrical Equipment 1.2%
392,298	Vestas Wind Systems A/S	7,223,328
Electronic Equipment, Instruments & Components 1.6%
34,918	Zebra Technologies Corp. Class A	9,148,865*
Food & Staples Retailing 2.3%
28,502	Costco Wholesale Corp.	13,460,640
Health Care Equipment & Supplies 4.9%
80,431	Becton, Dickinson & Co.	17,922,439
16,086	Embecta Corp.	463,116
123,793	Medtronic PLC	9,996,285
		28,381,840
Health Care Providers & Services 8.4%
128,428	AmerisourceBergen Corp.	17,380,161
115,038	Cigna Corp.	31,919,594
		49,299,755
Hotels, Restaurants & Leisure 3.2%
934,246	Compass Group PLC	18,603,085
Household Products 2.5%
209,685	Colgate-Palmolive Co.	14,730,371
Insurance 4.0%
202,667	Progressive Corp.	23,551,932
Interactive Media & Services 5.8%
355,629	Alphabet, Inc. Class A	34,015,914*
Internet & Direct Marketing Retail 3.8%
195,591	Amazon.com, Inc.	22,101,783*
IT Services 10.1%
257,404	Cognizant Technology Solutions Corp. Class A	14,785,286
Number of Shares		Value
IT Services – cont'd
102,656	Fiserv, Inc.	$ 9,605,522*
217,676	GoDaddy, Inc. Class A	15,428,875*
68,506	MasterCard, Inc. Class A	19,478,996
		59,298,679
Life Sciences Tools & Services 2.9%
65,407	Danaher Corp.	16,893,974
Machinery 1.6%
142,308	Otis Worldwide Corp.	9,079,250
Materials 1.6%
45,733	Sherwin-Williams Co.	9,363,832
Multi-Utilities 2.3%
1,320,933	National Grid PLC	13,597,818
Oil, Gas & Consumable Fuels 1.1%
234,810	Coterra Energy, Inc.	6,133,237
Pharmaceuticals 2.6%
46,663	Roche Holding AG	15,190,327
Professional Services 2.7%
227,296	CoStar Group, Inc.	15,831,166*
Road & Rail 2.0%
448,760	CSX Corp.	11,954,966
Semiconductors & Semiconductor Equipment 4.2%
160,109	Texas Instruments, Inc.	24,781,671
Software 8.5%
26,649	Intuit, Inc.	10,321,691
169,757	Microsoft Corp.	39,536,405
		49,858,096
Technology Hardware, Storage & Peripherals 2.4%
100,294	Apple, Inc.	13,860,631
Trading Companies & Distributors 3.4%
16,235	United Rentals, Inc.	4,385,398*
31,673	W.W. Grainger, Inc.	15,494,115
		19,879,513
Total Common Stocks (Cost $424,295,572)		573,501,252
Principal Amount
Short-Term Investments 4.6%
Certificates of Deposit 0.0%(a)
$100,000	Self Help Credit Union, 0.10%, due 10/31/2022	100,000
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Certificates of Deposit – cont'd
$100,000	Self Help Federal Credit Union, 0.10%, due 12/3/2022	$ 100,000
		200,000
Number of Shares
Investment Companies 4.6%
26,750,426	State Street Institutional Treasury Money Market Fund Premier Class, 2.47%(b)	26,750,426
Total Short-Term Investments (Cost $26,950,426)		26,950,426
Total Investments 102.6% (Cost $451,245,998)		600,451,678
Liabilities Less Other Assets (2.6)%		(15,314,047)
Net Assets 100.0%		$585,137,631

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of September 30, 2022.
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$518,886,694	88.7%
United Kingdom	32,200,903	5.5%
Switzerland	15,190,327	2.6%
Denmark	7,223,328	1.2%
Short-Term Investments and Other Liabilities—Net	11,636,379	2.0%
	$585,137,631	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Electrical Equipment	$—	$7,223,328	$—	$7,223,328
Hotels, Restaurants & Leisure	—	18,603,085	—	18,603,085
Multi-Utilities	—	13,597,818	—	13,597,818
Pharmaceuticals	—	15,190,327	—	15,190,327
Other Common Stocks#	518,886,694	—	—	518,886,694
Total Common Stocks	518,886,694	54,614,558	—	573,501,252
Short-Term Investments	—	26,950,426	—	26,950,426
Total Investments	$518,886,694	$81,564,984	$—	$600,451,678

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

September 30, 2022
Notes to Schedule of Investments Advisers Management Trust (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Advisers Management Trust: International Equity Portfolio, Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Short Duration Bond Portfolio, and Sustainable Equity Portfolio (each individually a "Fund," and collectively, the "Funds"), are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust (Unaudited)  (cont’d)
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, as amended, the Board of Trustees (the "Board") designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
Other Matters:
Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust (Unaudited)  (cont’d)
ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Funds and in turn, may impact the financial performance of the Funds.
Russia's Invasion of Ukraine: Russia's invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust (Unaudited) (cont'd)
Legend
Neuberger Berman Advisers Management Trust
Benchmarks:
CME Term SOFR	= CME Group, Inc. Term Secured Overnight Financing Rate
LIBOR	= London Interbank Offered Rate
SOFR30A	= 30 Day Average Secured Overnight Financing Rate
Index Periods/Payment Frequencies:
1M	= 1 Month
3M	= 3 Months
Other Abbreviations:
ADR	= American Depositary Receipt
Currency Abbreviations:
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.